Investment in Equity Accounted Joint Venture - Summary of Investment in Equity Accounted Joint Venture (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Schedule of Equity Method Investments Joint Ventures [Line Items]
Investment in equity accounted joint venture, beginning balance			$ 148,665	$ 130,660	$ 130,660
Equity contributions to joint venture entity			4,000		17,000
Share of results	$ 2,001	$ (164)	1,396	$ (3,205)	651
Distributions received from joint venture entity			(6,850)
Capitalized interest and deferred financing costs					354
Investment in equity accounted joint venture, ending balance	$ 147,211		$ 147,211		$ 148,665